Cost of Sales - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Cost of sales	€ 578,515	€ 467,861	€ 398,518
Depreciation and amortization	€ 56,383	54,103	46,217
Percentage of cost of sales increase	23.70%
Cost of sales [member]
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	€ 46,258	€ 45,296	€ 38,497